Consolidated Statements Of Stockholders' Equity (Deficit) (USD $) In Millions, except Share data	Total	Common Stock [Member]	Treasury Stock [Member]	Capital in Excess of Par Value [Member]	Accumulated Deficit [Member]	Foreign Currency Translation [Member]	Benefit Plan Liabilities [Member]	Unrealized Gain (Loss) on Available- For-Sale Investments [Member]	Noncontrolling Interest [Member]	Redeemable Non- controlling Interest [Member]
Beginning Balance at Dec. 31, 2010	$ (182.5)	$ 0.2		$ 224.7	$ (273.4)	$ (6.6)	$ (137.0)	$ 5.4	$ 4.2
Balance, Shares at Dec. 31, 2010		21,250,000
Net income (loss)	(8.8)				(8.1)				(0.7)
Foreign currency translation	(1.3)					(1.5)			0.2
Changes in defined benefit pension and other post-retirement benefit plans, net of tax	(65.2)						(65.2)
Unrealized gain on available-for-sale investment	(9.8)							(9.8)
Ending Balance at Dec. 31, 2011	(267.6)	0.2		224.7	(281.5)	(8.1)	(202.2)	(4.4)	3.7
Balance, Shares at Dec. 31, 2011		21,250,000
Net income (loss)	46.1				47.1				(1.0)
Net income (loss)										(0.3)
Net income (loss)	45.8
Foreign currency translation	4.3					4.3
Foreign currency translation										(0.4)
Distributions to parent	(35.0)			(35.0)
Changes in defined benefit pension and other post-retirement benefit plans, net of tax	(49.4)						(49.4)
Unrealized gain on available-for-sale investment	7.7							7.7
Fair value of noncontrolling interest associated with business acquired										2.4
Ending Balance at Dec. 31, 2012	1.7									1.7
Ending Balance at Dec. 31, 2012	(293.9)	0.2		189.7	(234.4)	(3.8)	(251.6)	3.3	2.7
Balance, Shares at Dec. 31, 2012
Balance, Shares at Dec. 31, 2012	21,250,000	21,250,000
Net income (loss)	126.4				127.3				(0.9)
Net income (loss)										(0.2)
Net income (loss)	126.2
Foreign currency translation	(12.7)					(12.8)			0.1
Foreign currency translation										(0.2)
Changes in defined benefit pension and other post-retirement benefit plans, net of tax	76.7						76.7
Acquisition of treasury stock	(6.6)		(6.6)
Acquisition of treasury stock, Shares			213,000
Ending Balance at Dec. 31, 2013	1.3									1.3
Ending Balance at Dec. 31, 2013	(110.1)	0.2	(6.6)	189.7	(107.1)	(16.6)	(174.9)	3.3	1.9
Balance, Shares at Dec. 31, 2013	212,500		213,000
Balance, Shares at Dec. 31, 2013	21,250,000	21,250,000
Net income (loss)	1.5				1.6				(0.1)
Net income (loss)										(0.1)
Net income (loss)	1.4
Foreign currency translation	(7.1)					(7.1)
Changes in defined benefit pension and other post-retirement benefit plans, net of tax	0.2						0.2
Acquisition of treasury stock	(6.6)
Unrealized gain on available-for-sale investment	(0.1)							(0.1)
Ending Balance at Mar. 31, 2014	1.2									1.2
Ending Balance at Mar. 31, 2014	$ (115.7)	$ 0.2	$ (6.6)	$ 189.7	$ (105.5)	$ (23.7)	$ (174.7)	$ 3.2	$ (1.8)
Balance, Shares at Mar. 31, 2014	212,500		213,000
Balance, Shares at Mar. 31, 2014	21,250,000	21,250,000